Note 21 - Loans and Borrowings - Obligations Under Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Minimum lease payments	$ 1,454	$ 1,991	$ 290	$ 618
Present value of minimum lease payments	1,356	1,777	274	578
Future finance charges	(98)	(214)	(16)	(40)
Total lease obligations under	1,356	1,777	274	578
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	695	692	147	291
Present value of minimum lease payments	649	660	136	285
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments	759	1,299	143	327
Present value of minimum lease payments	$ 707	$ 1,117	$ 138	$ 293